Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

Note 10.    Income Taxes

The Company’s loss before income taxes was entirely generated from its U.S. operations. As a result of its continuing losses, the Company had no provision for income taxes in the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to December 31, 2023 (Successor), and the twelve months ended December 31, 2022 (Predecessor).

As of December 31, 2023 and 2022, the Company had federal net operating loss (“NOL”) carryforwards of $87.3 million and $67.5 million, respectively, which will begin to expire in 2036. The Company had state NOLs of $116.2 million and $67.4 million as of December 31, 2023 and 2022, respectively, which will begin to expire in 2034. As of December 31, 2023 and 2022, the Company has federal research and development (“R&D”) credit carryforwards of $6.1 million and $3.9 million, respectively, which will begin to expire in 2039. As of December 31, 2023 and 2022, the Company also has California R&D credit carryforwards of $4.4 million and $3.0 million, respectively, which have an indefinite carryforward period.

In general, if the Company experiences a greater than 50 percentage point aggregate change in ownership of certain significant stockholders over a three-year period (a “Section 382 ownership change”), utilization of its pre-change NOL carryforwards and the R&D credit carryforwards is subject to an annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and similar state laws. The annual limitation generally is determined by multiplying the value of the Company’s stock at the time of such ownership change, subject to certain adjustments, by the applicable long-term tax-exempt rate. Such limitations may result in expiration of a portion of the NOL carryforwards and R&D credit carryforwards before utilization and may be material. As of December 31, 2023, the Company has not determined to what extent a potential ownership change will impact the annual limitation that may be placed on the Company’s utilization of its NOL carryovers and R&D credit carryforwards. Due to the existence of the valuation allowance, limitations created by ownership changes, if any, will not impact the Company’s effective tax rate.

The components of deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Accrued compensation	$271	$296
Accrued other expense	—	123
Stock compensation	1,647	5,303
Start-up costs and other intangibles	12,230	13,727
Net operating losses	28,613	20,131
Lease liability	83	157
Other deferred assets	23	32
Capitalized Research and Development Expenses	11,264	6,387
	54,131	46,156
Less: valuation allowance	(53,978)	(45,929)
Total deferred tax assets	153	227
Deferred tax liabilities:
Depreciation	(75)	(89)
ROU Asset	(78)	(138)
Total deferred tax liabilities	(153)	(227)
Net deferred income taxes	$—	$—

A reconciliation of the difference between the provision (benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31,
	2023	2022
Income tax at statutory rate	21.0%	21.0%
Convertible notes	(1.1)	(1.8)
Contingent consideration	2.9	—
Forward purchase agreements	(1.0)	—
Warrants	0.1	—
Stock compensation	—	(0.5)
Officers compensation	(0.5)	—
Transaction costs	(0.8)	—
IPR&D	(19.0)	—
Change in valuation allowance	(1.4)	(18.7)
Effective tax rate	0%	0.0%

A reconciliation of unrecognized tax benefits at the beginning and end of 2023 and 2022 is as follows (in thousands):

	December 31,
	2023	2022
Balance, beginning of year	$11,061	$7,270
Increases due to current year tax positions	3,609	3,791
Decreases due to prior year tax positions	—	—
Balance, end of year	$14,670	$11,061

The Company has considered the amounts and probabilities of the outcomes that can be realized upon ultimate settlement with the tax authorities and determined unrecognized tax benefits should be established of $14.7 million and $11.1 million as of December 31, 2023 and 2022, respectively. The Company’s effective income tax rate would not be impacted if the unrecognized tax benefits are recognized. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense. There were no accrued interest and penalties associated with uncertain tax positions as of December 31, 2023. The Company’s tax returns for all years since inception are open for audit.

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid.